Basis Of Presentation And Summary Of Significant Accounting Policies (Schedule Of Inventory) (Details) - USD ($) $ in Millions	Sep. 26, 2015	Sep. 27, 2014
Basis Of Presentation And Summary Of Significant Accounting Policies [Abstract]
Finished goods	$ 309	$ 353
Raw materials	213	251
Inventory, total	$ 522	$ 604